AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 6, 2004
                                                       REGISTRATION NOS. 2-16590
                                                                         811-945
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                  ------------
                                    FORM N-1A
                             REGISTRATION STATEMENT
                                    UNDER THE
                             SECURITIES ACT OF 1933                          |X|
                           PRE-EFFECTIVE AMENDMENT NO.                       [ ]
                         POST-EFFECTIVE AMENDMENT NO. 77                     |X|
                                     AND/OR
                             REGISTRATION STATEMENT
                                    UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      |X|
                                AMENDMENT NO. 77                             |X|
                        (CHECK APPROPRIATE BOX OR BOXES.)

                                  ------------

                              PHOENIX EQUITY TRUST
            (FORMERLY, PHOENIX-ABERDEEN WORLDWIDE OPPORTUNITIES FUND)
         (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                                  ------------
               101 MUNSON STREET, GREENFIELD, MASSACHUSETTS 01301
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                           C/O PHOENIX EQUITY PLANNING
                       CORPORATION -- SHAREHOLDER SERVICES
                                 (800) 243-1574
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)
                                  ------------

                JOHN R. FLORES, ESQ.                                               COPIES TO:
    VICE PRESIDENT, LITIGATION/EMPLOYMENT COUNSEL                          MATTHEW A. SWENDIMAN, ESQ.
           PHOENIX LIFE INSURANCE COMPANY                                            COUNSEL
                  ONE AMERICAN ROW                                       PHOENIX LIFE INSURANCE COMPANY
          HARTFORD, CONNECTICUT 06102-5056                                      ONE AMERICAN ROW
       (NAME AND ADDRESS OF AGENT FOR SERVICE)                          HARTFORD, CONNECTICUT 06102-5056


                                  ------------
  It is proposed that this filing will become effective (check appropriate box)

  [ ] immediately upon filing pursuant to paragraph (b)
  |X| on November 5, 2004, pursuant to paragraph (b) of Rule 485
  [ ] 60 days after filing pursuant to paragraph (a)(i)
  [ ] on           pursuant to paragraph (a)(i)
  [ ] 75 days after filing pursuant to paragraph (a)(ii)
  [ ] on           pursuant to paragraph (a)(ii) of Rule 485.
  If appropriate, check the following box:
  |X| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


================================================================================

Parts A and B of Registrant's Post-Effective Amendment No. 75 under the Securities Act of 1933 ("1933 Act") and No. 75 under the Investment Company Act of 1940 ("1940 Act"), filed on June 28, 2004, and Part C of Registrant's Post-Effective Amendment No. 74 under the 1933 Act and No. 74 under the 1940 Act, filed on October 28, 2003, are incorporated by reference herein.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) of the Securities Act and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford, and State of Connecticut on the 6th day of October, 2004.


                                                   PHOENIX EQUITY TRUST


ATTEST: /s/ Matthew A. Swendiman               By: /s/ Philip R. McLoughlin
        --------------------------------           -----------------------------
            Matthew A. Swendiman                       Philip R. McLoughlin
            Secretary                                  President


     Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities indicated, on this 6th day of October, 2004.


           SIGNATURES                             TITLE
           ----------                             -----


-------------------------------
E. Virgil Conway*                                 Trustee

/s/ Nancy G. Curtiss                              Treasurer (principal financial
-------------------------------                   and accounting officer
Nancy G. Curtiss

-------------------------------
Harry Dalzell-Payne*                              Trustee

-------------------------------
S. Leland Dill*                                   Trustee

-------------------------------
Francis E. Jeffries*                              Trustee

-------------------------------
Leroy Keith, Jr.*                                 Trustee

-------------------------------
Marilyn E. LaMarche*                              Trustee

/s/ Philip R. McLoughlin
-------------------------------
Philip R. McLoughlin                              Trustee and President

-------------------------------
Geraldine M. McNamara*                            Trustee

-------------------------------
Everett L. Morris*                                Trustee

-------------------------------
James M. Oates*                                   Trustee

-------------------------------
Donald B. Romans*                                 Trustee

-------------------------------
Richard E. Segerson*                              Trustee

-------------------------------
Lowell P. Weicker, Jr.*                           Trustee

*By /s/ Philip R. McLoughlin
    -----------------------------------------
* Philip R. McLoughlin pursuant to powers of attorney.


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